Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Defined Benefit
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	$ 147
2020	152
2021	157
2022	165
2023	170
2024-2028	946
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	26
2020	28
2021	30
2022	32
2023	33
2024-2028	$ 185